Consolidated Statement of Financial Position as of December 31 - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	[1]	$ 94,944	$ 77,292
Accounts receivable and accrued revenues	[1],[2]	60,196	42,212
Capitalized voyage expenses		1,633	0
Prepaid expenses		4,338	3,197
Bunkers, lube oils and consumables		32,212	23,675
Asset held for sale		0	20,762
Total current assets		193,323	167,137
Non-current assets
Net book value of vessels and time charter contracts		1,665,810	1,444,146
Advances for vessels under construction		0	114,759
Other property, plant and equipment		335	464
Investment in associate company		4,388	3,992
Total non-current assets		1,670,533	1,563,360
Total assets		1,863,856	1,730,497
Current liabilities
Accounts payable and accrued expenses	[1]	28,634	17,427
Derivative financial liabilities, current	[3]	1,250	545
Current portion long-term debt	[1]	93,815	65,053
Total current liabilities		123,699	83,026
Non-current liabilities
Long-term debt	[1]	873,460	721,151
Derivative financial liabilities, non-current	[3]	4,486	0
Other non-current liabilities		542	428
Total non-current liabilities		878,489	721,579
Total liabilities		1,002,188	804,605
Stockholders' equity
Common stock at par value		1,427	1,424
Additional paid-in capital		1,145,107	1,140,794
Treasury shares		(1,364)	0
Accumulated deficit		(285,383)	(222,087)
Translation differences		32	85
Other reserves		1,848	5,676
Total stockholders' equity		861,668	925,892
Total liabilities and stockholders' equity		$ 1,863,856	$ 1,730,497

[1]	Amortized cost.
[2]	Cash and cash equivalents include $638 thousand in restricted cash in 2018 and $322 thousand in 2017, including employee withholding tax.
[3]	Fair value through profit or loss.